Organization and Business Description	6 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Haoxi Health Technology Limited (“Haoxi”) is a company incorporated under the laws of the Cayman Islands on August 5, 2022. It is a holding company with no business operations.

On August 30, 2022, Haoxi formed its wholly owned subsidiary, Haoxi Information Limited (“Haoxi HK”), in Hong Kong. On October 13, 2022, Haoxi HK formed its wholly owned subsidiary, Beijing Haoxi Health Technology Co., Limited (“WFOE”), in the PRC (the “PRC”).

Beijing Haoxi Digital Technology Co., Ltd. (“Haoxi BJ”) is a limited liability company incorporated on September 26, 2018, under the laws of China.

On November 25, 2022, WFOE acquired 100% equity interest of Haoxi BJ, as a result, Haoxi BJ became a wholly-owned subsidiary of WFOE.

As described below, Haoxi, through a restructuring was accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiary, Haoxi BJ. Accordingly, Haoxi consolidates Haoxi BJ’s operations, assets, and liabilities. Haoxi and its subsidiaries, are collectively hereinafter referred as the “Company.”

Haoxi together with its wholly owned subsidiaries, Haoxi HK, WFOE, and Haoxi BJ, were controlled by the same shareholders before and after the Reorganization and, therefore, the Reorganization is considered one for entities under common control. The consolidation of the Company was accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements (“CFS”).

The Company’s current corporate structure is as follows: